UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21911

                 OLD MUTUAL ABSOLUTE RETURN MASTER FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                                    --------

                          800 Westchester Avenue, S-618
                            Rye Brook, New York 10573
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-266-2200

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

Item 1. Schedule of Investments

OLD MUTUAL ABSOLUTE RETURN MASTER FUND, L.L.C.

QUARTERLY FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 2007

OLD MUTUAL ABSOLUTE RETURN MASTER FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2007
--------------------------------------------------------------------------------

            INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Capital Structure Arbitrage                   10.6%

Commodity Trading Advisor                     15.6%

Equity Long Bias                              10.8%

Equity Market Neutral                         11.8%

Equity Variable Bias                          22.9%

Event Driven                                  15.2%

Relative Value                                 6.5%

Registered Investment Company                  6.6%

                                                                                   %* OF
                                                                                  MEMBERS'
PORTFOLIO FUND                                         COST          VALUE        CAPITAL   LIQUIDITY
-----------------------------------------------------------------------------------------------------
CAPITAL STRUCTURE ARBITRAGE:
BAM Opportunity Fund, L.P.                          $   339,000   $    402,266       3.14%  Quarterly
Linden Investors, L.P.                                  479,000        508,715       3.97%  Quarterly
Tenor Opportunity Fund, L.P.                            415,000        448,889       3.51%  Quarterly
                                                    --------------------------------------
   TOTAL CAPITAL STRUCTURE ARBITRAGE                  1,233,000      1,359,870      10.62%
                                                    --------------------------------------

COMMODITY TRADING ADVISOR:
Renaissance Institutional Futures Fund, LLC             419,437        433,700       3.39%   Monthly
Sumatra Futures Fund, L.P.                              450,000        492,407       3.84%  Quarterly
Tudor Tensor Fund, L.P.                               1,000,000      1,086,887       8.49%   Monthly
                                                    --------------------------------------
   TOTAL COMMODITY TRADING ADVISOR                    1,869,437      2,012,994      15.72%
                                                    --------------------------------------

EQUITY LONG BIAS:
JANA Partners Qualified, L.P.                           448,000        502,983       3.93%  Quarterly
Quadrangle Equity Investors, L.P.                       415,000        478,749       3.74%  Quarterly
Renaissance Institutional Equities Fund, LLC            397,497        407,761       3.18%   Monthly
                                                    --------------------------------------
   TOTAL EQUITY LONG BIAS                             1,260,497      1,389,493      10.85%
                                                    --------------------------------------

EQUITY MARKET NEUTRAL:
The Black Mesa Fund                                     415,000        478,887       3.74%   Monthly
Two Sigma Spectrum U.S. Fund, L.P.                    1,000,000      1,035,818       8.09%  Quarterly
                                                    --------------------------------------
   TOTAL EQUITY MARKET NEUTRAL                        1,415,000      1,514,705      11.83%
                                                    --------------------------------------

OLD MUTUAL ABSOLUTE RETURN MASTER FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                                     %* OF
                                                                                    MEMBERS'
PORTFOLIO FUND                                             COST           VALUE     CAPITAL    LIQUIDITY
--------------------------------------------------------------------------------------------------------
EQUITY VARIABLE BIAS:
7x7 Institutional Partners, L.P.                       $   458,000   $    521,382       4.07%   Monthly
Cedar Hill Capital Partners Onshore, L.P.                  449,000      1,356,588      10.59%  Quarterly
Enso Global Equities Partnership, L.P.                     468,000        544,511       4.25%  Quarterly
Rosen Real Estate Securities Value Fund II, L.P.           468,000        522,193       4.08%  Quarterly
                                                       --------------------------------------
     TOTAL EQUITY VARIABLE BIAS                          1,843,000      2,944,674      22.99%
                                                       --------------------------------------

EVENT DRIVEN:
Claren Road Credit Partners, L.P.                          458,000        515,148       4.02%  Quarterly
GoldenTree Partners, L.P.                                  458,000        501,616       3.92%  Quarterly
Greywolf Capital Partner II, L.P.                          458,000        510,789       3.99%   Annually
Jefferies Buckeye Fund, LLC                                415,000        429,161       3.35%  Quarterly
                                                       --------------------------------------
     TOTAL EVENT DRIVEN                                  1,789,000      1,956,714      15.28%
                                                       --------------------------------------

RELATIVE VALUE:
Ellington Mortgage Partners, L.P.                        1,000,000        838,213       6.55%  Quarterly
                                                       --------------------------------------
     TOTAL RELATIVE VALUE                                1,000,000        838,213       6.55%
                                                       --------------------------------------

REGISTERED INVESTMENT COMPANY:
SEI Daily Income Trust Prime Obligation
   Money Market Fund, Class A, 4.960%**                    842,921        842,921       6.58%    Daily
                                                       --------------------------------------
     TOTAL REGISTERED INVESTMENT COMPANY                   842,921        842,921       6.58%
                                                       --------------------------------------

     TOTAL PORTFOLIO FUNDS                             $11,252,855   $ 12,859,584     100.42%
                                                       ======================================

 *    Percentages are based on Members' Capital at end of period of $12,805,984

**    Rate shown is the 7-day effective yield as of December 31, 2007.

      As of December 31, 2007, the aggregate cost of investments for tax purposes was expected to be similar to book cost of $11,252,855. Net unrealized appreciation on investments for tax purposes was $1,606,729 consisting of $1,768,516 of gross unrealized appreciation and $161,787 of gross unrealized depreciation.

      The investments in Portfolio Funds shown above, representing 100.42% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Managers.

OLD MUTUAL ABSOLUTE RETURN MASTER FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
DECEMBER 31, 2007
--------------------------------------------------------------------------------

VALUATION

The net asset value of the Fund is based primarily on the fair value of each of its interests in Portfolio Funds. Ordinarily, these values are determined by the Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported by the Portfolio Managers. As a general matter, the fair value of the Fund's interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.


The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Fund Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Fund's interests in a Portfolio Fund. Following procedures adopted by the Fund Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Fund Board.

To the extent the Fund invests in money market instruments, the Fund will generally value such portfolio securities at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to its principal executive and principal financial officers, or persons performing similar functions in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Old Mutual Absolute Return Master Fund, L.L.C.

By (Signature and Title)*         /s/ Kevin Hunt
                                  --------------
                                  Kevin Hunt, President & CEO

Date February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Kevin Hunt
                                  --------------
                                  Kevin Hunt, President & CEO

Date February 29, 2008

By (Signature and Title)*         /s/ Ross Weissman
                                  -----------------
                                  Ross Weissman, Treasurer and CFO

Date February 29, 2008

* Print the name and title of each signing officer under his or her signature.